Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,439,811)	$ (1,303,241)	$ (2,323,551)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	762
Amortization expense	55,311	534	801
Changes in fair value of derivative liability.	(305,244)
Common shares issued for compensation		750,000	750,000
Common shares issued for director services earned during the period	281,250	93,750	187,500
Common shares issued for services-related party	272,550
Common shares issued for outside services			90,725
Changes in operating assets and liabilities:
Changes in Accounts receivable	(120,659)
Changes in Prepaid expenses	(142,858)	(49,219)	(168,874)
Security deposit			(15,000)
Changes in Accounts payable	390,641	(36,067)	141,530
Changes in Accounts payable - related parties	21,469	15,150	20,220
Changes in Accrued expenses	6,045	310	(1,290)
Changes in Accrued interest	40,397	33,958	38,589
NET CASH USED IN OPERATING ACTIVITIES	(654,431)	(509,825)	(1,279,350)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(4,889)		(3,036)
Proceeds from disposal of property and equipment
Website development costs.		(5,315)	(5,315)
Cash received from reverse acquisition		3,198	3,199
NET CASH USED IN INVESTING ACTIVITIES	(4,889)	(2,117)	(5,152)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from president and stockholder	2,100	200	200
Proceeds from issuance of convertible notes	200,000	750,000	1,200,000
Proceeds from sale of common stock, net of costs	447,500	100,000	100,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	649,600	850,200	1,300,200
Net change in cash	(9,720)	338,258	15,698
Cash at beginning of period	15,698
CASH AT END OF PERIOD	5,978	338,258	15,698
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for conversion of convertible notes	500,000	350,000	500,000
Issuance of common stock for conversion of accrued interest	$ 27,739	$ 18,712	$ 23,068